Net Assets - Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended		15 Months Ended
	Oct. 06, 2022 shares	Dec. 31, 2023 USD ($) shareholder $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Investment Company, Changes in Net Assets [Line Items]
Par value per share (in dollars per share) | $ / shares		$ 0.01		$ 0.01
Shares offered to repurchase per quarter		5.00%		5.00%
Deduction in NAV per share		2.00%		2.00%
Class I Shares
Investment Company, Changes in Net Assets [Line Items]
Par value per share (in dollars per share) | $ / shares		$ 0.01	$ 0.01	$ 0.01
Aggregate amount			$ 148,173
Seed Investment Agreements
Investment Company, Changes in Net Assets [Line Items]
Total commitments under subscription agreements		$ 847,098		$ 847,098
Aggregate amount		698,925		$ 847,098
Maximum amount of offering		$ 7,500,000
Seed Investment Agreements | Class I Shares
Investment Company, Changes in Net Assets [Line Items]
Number of shares issued (in shares) | shares	1,000	32,402	5,927	26,476
Number of shareholders | shareholder		61